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[ING FUNDS LOGO]

December 12, 2005


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  ING MUTUAL FUNDS ("REGISTRANT")
     (File Nos. 33-56094;  811-7428)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Registrant's Class I shares for ING Global Value Choice, ING Emerging Countries, ING International SmallCap and ING International Value Choice Funds' Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 111 to the Registrant that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A.


                           Regards,


                            /s/ Paul A. Caldarelli
                           -----------------------
                           Paul A. Caldarelli
                           Counsel
                           ING U.S. Legal Services